PROVISION FOR LITIGATION (Tables)	12 Months Ended
Dec. 31, 2018
PROVISION FOR LITIGATION
Schedule of provision for contingencies-risk of probable losses

	12/31/2018	12/31/2017
CURRENT
Civil	884,044	1,233,401
Labor	45,611	278,104
Tax	1,709	6,882
	931,364	1,518,387
NON-CURRENT
Civil	21,327,263	20,049,730
Labor	1,522,207	2,358,354
Tax	346,825	625,879
	23,196,295	23,033,963
	24,127,659	24,552,350

Schedule of reconciliation of change in provision

Balance on 12/31/2017	24,552,350
Constitution of provisions	5,594,718
Reversal of provisions	(4,061,463)
Monetary correction	1,045,657
Write offs	(1,433,400)
Held for sale reclassification	(288,065)
Payments	(1,282,138)
Balance on 12/31/2018	24,127,659

Schedule of contingent liabilities-risk of possible losses

	12/31/2018	12/31/2017
Civil	18,591,346	38,689,569
Labor	5,145,030	3,813,708
Tax	11,339,924	12,213,802
	35,076,300	54,717,079

Civil(*)	20,036,302	14,166,890
Labor (*)	265,154	284,390
Tax(*)	119,754	1,321,348
	20,421,210	15,772,628

Total	55,497,510	70,489,707

(*) Risk of possible losses for the companies CEAL and Amazonas D classified as assets held for sale.